Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	$ 30,001	$ 30,352
Ending balance	33,541	30,001
Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	88,537	86,836
Additions	4,578	4,629
Business acquisitions	3,972	266
Transfers	(983)	(1,279)
Retirements and disposals	2,905	1,724
Impairment (losses) reversals recognized in earnings	(123)	(180)
Reclassified to assets held for sale	(3)	(11)
Net foreign exchange differences	(32)
Ending balance	93,041	88,537
Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	(58,536)	(56,484)
Depreciation	3,861	3,758
Transfers	(6)
Retirements and disposals	(2,844)	(1,661)
Net foreign exchange differences	(1)
Other	(46)	(45)
Ending balance	(59,500)	(58,536)
Network infrastructure and equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	23,470	23,750
Ending balance	26,143	23,470
Network infrastructure and equipment | Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	76,151	74,676
Additions	1,983	2,092
Business acquisitions	3,000	72
Transfers	1,163	881
Retirements and disposals	2,791	1,484
Impairment (losses) reversals recognized in earnings	(135)	(85)
Reclassified to assets held for sale	(1)	(1)
Net foreign exchange differences	(23)
Ending balance	79,347	76,151
Network infrastructure and equipment | Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	(52,681)	(50,926)
Depreciation	3,319	3,245
Transfers	9
Retirements and disposals	(2,764)	(1,447)
Net foreign exchange differences	(1)
Other	(40)	(43)
Ending balance	(53,204)	(52,681)
Land and buildings
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	4,306	4,247
Ending balance	4,817	4,306
Land and buildings | Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	10,161	9,805
Additions	515	430
Business acquisitions	537	184
Transfers	3	79
Retirements and disposals	109	232
Impairment (losses) reversals recognized in earnings	12	(95)
Reclassified to assets held for sale	(2)	(10)
Net foreign exchange differences	(4)
Ending balance	11,113	10,161
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	(5,855)	(5,558)
Depreciation	542	513
Transfers	(15)
Retirements and disposals	(80)	(214)
Net foreign exchange differences	0
Other	(6)	(2)
Ending balance	(6,296)	(5,855)
Assets under construction
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	2,225	2,355
Ending balance	2,581	2,225
Assets under construction | Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	2,225	2,355
Additions	2,080	2,107
Business acquisitions	435	10
Transfers	(2,149)	(2,239)
Retirements and disposals	5	8
Impairment (losses) reversals recognized in earnings	0	0
Reclassified to assets held for sale	0	0
Net foreign exchange differences	(5)
Ending balance	2,581	2,225
Assets under construction | Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	0	0
Depreciation	0	0
Transfers	0
Retirements and disposals	0	0
Net foreign exchange differences	0
Other	0	0
Ending balance	$ 0	$ 0